Financial Instruments - Changes in Allowance for Doubtful Accounts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning	₩ 977,771	₩ 999,678	₩ 954,153
Bad debt expenses	173,694	165,150	189,616
Other bad debt expenses	98,177	37,567	147,619
Others	(155,178)	(224,624)	(291,710)
Ending	₩ 1,094,464	₩ 977,771	₩ 999,678